csef

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Banks - 7.4%
Bank of America Corp.	39,255	$1,557,639
JPMorgan Chase & Co.	40,141	8,464,131
Wells Fargo & Co.	55,125	3,114,011
		13,135,781

Capital Goods - 6.7%
3M Co.	18,556	2,536,605
Emerson Electric Co.	62,908	6,880,248
GE Vernova, Inc. (a)	2,353	599,968
General Electric Co.	9,415	1,775,481
		11,792,302

Consumer Discretionary Distribution & Retail - 5.5%
Amazon.com, Inc. (a)	16,666	3,105,376
Home Depot, Inc.	16,394	6,642,849
		9,748,225

Consumer Durables & Apparel - 0.9%
NIKE, Inc. - Class B	17,287	1,528,171

Consumer Staples Distribution & Retail - 2.1%
Walmart, Inc.	44,853	3,621,880

Energy - 4.5%
Exxon Mobil Corp.	47,783	5,601,123
Schlumberger NV	57,711	2,420,977
		8,022,100

Financial Services - 4.8%
Moody's Corp.	17,698	8,399,294

Food, Beverage & Tobacco - 4.5%
Altria Group, Inc.	12,580	642,083
Mondelez International, Inc. - Class A	8,737	643,655
PepsiCo, Inc.	30,497	5,186,015
Philip Morris International, Inc.	12,580	1,527,212
		7,998,965

Health Care Equipment & Services - 5.2%
Abbott Laboratories	74,789	8,526,694
GE HealthCare Technologies, Inc.	3,138	294,501
Solventum Corp. (a)	4,639	323,431
		9,144,626

Household & Personal Products - 0.3%
Kenvue, Inc.	26,378	610,123

Materials - 8.6%
Air Products and Chemicals, Inc.	28,579	8,509,111
Cabot Corp.	60,180	6,726,319
		15,235,430

Media & Entertainment - 9.8%
Alphabet, Inc. - Class A	42,416	7,034,693
Comcast Corp. - Class A	97,417	4,069,108
Paramount Global - Class B	41,580	441,580
Walt Disney Co.	60,469	5,816,513
		17,361,894

Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Johnson & Johnson	43,842	7,105,034
Merck & Co., Inc.	54,860	6,229,902
		13,334,936

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	157,922	3,704,850

Software & Services - 16.3%
Check Point Software Technologies Ltd. (a)	31,774	6,126,345
Microsoft Corp.	32,788	14,108,677
Oracle Corp.	49,558	8,444,683
		28,679,705

Technology Hardware & Equipment - 7.7%
Apple, Inc.	53,471	12,458,743
Cisco Systems, Inc.	19,716	1,049,285
		13,508,028

Transportation - 4.7%
Union Pacific Corp.	33,983	8,376,130
TOTAL COMMON STOCKS (Cost $18,766,525)		174,202,440

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.82% (b)	2,572,599	2,572,599
TOTAL SHORT-TERM INVESTMENTS (Cost $2,572,599)		2,572,599

TOTAL INVESTMENTS - 100.2% (Cost $21,339,124)		176,775,039
Liabilities in Excess of Other Assets - (0.2)%		(427,693)
TOTAL NET ASSETS - 100.0%		$176,347,346

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Chestnut Street Exchange Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$174,202,440	$–	$–	$174,202,440
Money Market Funds	2,572,599	–	–	2,572,599
Total Investments	$176,775,039	$–	$–	$176,775,039

Refer to the Schedule of Investments for further disaggregation of investment categories.